Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Schedule of deferred tax assets [text block]
	December 31, 2017	December 31, 2016	December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Net operating losses carried forward	$15,645	$11,743	$8,099
Research and development expenditures	5,450	5,098	4,946
Equipment book over tax depreciation	410	368	354
Intangible asset	2,464	2,307	2,238
Undeducted financing costs	273	270	281
Ontario Research and Development Tax Credit	427	398	388
Cumulative eligible capital	284	267	288
Unrecognized deferred tax asset	$24,953	$20,451	$16,594

Schedule of unusued tax losses [text block]

2026	$6
2027	3,460
2028	2,978
2029	522
2030	2,313
2031	2,053
2032	2,767
2033	5,977
2034	4,558
2035	8,988
2036	13,520
2037	11,859
$59,001

Schedule of effective income tax rate reconciliation [text block]
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		As recast (note 3(b))	As recast (note 3(b))

Loss before income taxes	$(11,661)	$(14,240)	$(11,711)
Statutory Canadian corporate tax rate	26.5%	26.5%	26.5%

Anticipated tax recovery	$(3,090)	$(3,773)	$(3,103)
Non-deductible permanent differences	220	412	604
Change in deferred tax benefits deemed not probable to be recovered	4,502	3,434	2,606
Change in substantively enacted rates	51
Foreign exchange differences	(1,391)
Other	(292)	(73)	(107)
	$-	$-	$-